DEBT SECURITIES - Summary of Repurchases of Own Debt Securities (Detail) $ in Thousands, $ in Thousands	Mar. 31, 2025 ARS ($)	Mar. 31, 2025 USD ($)	Dec. 31, 2024 ARS ($)
Disclosure of Unsubordinated Negotiable Obligations Outstanding [Line Items]
Debt Securities	$ 1,061,434,677		$ 1,096,011,970
Own debt securities repurchases
Disclosure of Unsubordinated Negotiable Obligations Outstanding [Line Items]
Debt Securities	21,365,820		11,390,192
Banco de Galicia y Buenos Aires S.A.U.
Disclosure of Unsubordinated Negotiable Obligations Outstanding [Line Items]
Face Value		$ 250,000
XVI | Banco de Galicia y Buenos Aires S.A.U.
Disclosure of Unsubordinated Negotiable Obligations Outstanding [Line Items]
Face Value	325,000		325,000
Debt Securities	357,124,259		365,522,460
XVI | Banco de Galicia y Buenos Aires S.A.U. | Own debt securities repurchases
Disclosure of Unsubordinated Negotiable Obligations Outstanding [Line Items]
Face Value	535,985
Debt Securities	689,443
XVI | Tarjeta Naranja S.A.U. | Own debt securities repurchases
Disclosure of Unsubordinated Negotiable Obligations Outstanding [Line Items]
Face Value			311
Debt Securities			424,643
XIX | Banco de Galicia y Buenos Aires S.A.U.
Disclosure of Unsubordinated Negotiable Obligations Outstanding [Line Items]
Face Value	97,749		97,749
Debt Securities	105,054,864		108,666,563
XIX | Banco de Galicia y Buenos Aires S.A.U. | Own debt securities repurchases
Disclosure of Unsubordinated Negotiable Obligations Outstanding [Line Items]
Face Value	196,095
Debt Securities	207,918
XIX | Tarjeta Naranja S.A.U. | Own debt securities repurchases
Disclosure of Unsubordinated Negotiable Obligations Outstanding [Line Items]
Face Value			881
Debt Securities			1,150,977
XXII | Banco de Galicia y Buenos Aires S.A.U.
Disclosure of Unsubordinated Negotiable Obligations Outstanding [Line Items]
Face Value	73,823
Debt Securities	79,046,404
XXII | Banco de Galicia y Buenos Aires S.A.U. | Own debt securities repurchases
Disclosure of Unsubordinated Negotiable Obligations Outstanding [Line Items]
Face Value	157,275
Debt Securities	618,498
LXIII | Tarjeta Naranja S.A.U.
Disclosure of Unsubordinated Negotiable Obligations Outstanding [Line Items]
Face Value	179,163		179,163
Debt Securities	192,075,700		199,252,580
LXIII | Tarjeta Naranja S.A.U. | Own debt securities repurchases
Disclosure of Unsubordinated Negotiable Obligations Outstanding [Line Items]
Face Value	315,115		848
Debt Securities	341,708		1,107,952
LXII | Tarjeta Naranja S.A.U.
Disclosure of Unsubordinated Negotiable Obligations Outstanding [Line Items]
Face Value	30,000,000		35,000,000
Debt Securities	29,960,214		32,631,030
LXII | Tarjeta Naranja S.A.U. | Own debt securities repurchases
Disclosure of Unsubordinated Negotiable Obligations Outstanding [Line Items]
Face Value	1,027,871		1,027,871
Debt Securities	1,060,422		1,163,427
XX | Banco de Galicia y Buenos Aires S.A.U.
Disclosure of Unsubordinated Negotiable Obligations Outstanding [Line Items]
Face Value	35,088,750		35,088,750
Debt Securities	33,185,352		34,776,605
XX | Banco de Galicia y Buenos Aires S.A.U. | Own debt securities repurchases
Disclosure of Unsubordinated Negotiable Obligations Outstanding [Line Items]
Face Value	2,250,000
Debt Securities	2,169,990
XX | Tarjeta Naranja S.A.U. | Own debt securities repurchases
Disclosure of Unsubordinated Negotiable Obligations Outstanding [Line Items]
Face Value			2,250,000
Debt Securities			2,442,805
XXI | Banco de Galicia y Buenos Aires S.A.U.
Disclosure of Unsubordinated Negotiable Obligations Outstanding [Line Items]
Face Value	79,786,900
Debt Securities	80,289,309
XXI | Banco de Galicia y Buenos Aires S.A.U. | Own debt securities repurchases
Disclosure of Unsubordinated Negotiable Obligations Outstanding [Line Items]
Face Value	2,828,000
Debt Securities	2,947,624
XVII | Banco de Galicia y Buenos Aires S.A.U.
Disclosure of Unsubordinated Negotiable Obligations Outstanding [Line Items]
Face Value	83,478		83,478
Debt Securities	86,016,916		92,525,950
XVII | Banco de Galicia y Buenos Aires S.A.U. | Own debt securities repurchases
Disclosure of Unsubordinated Negotiable Obligations Outstanding [Line Items]
Face Value	4,000
Debt Securities	4,443,875
XVII | Tarjeta Naranja S.A.U. | Own debt securities repurchases
Disclosure of Unsubordinated Negotiable Obligations Outstanding [Line Items]
Face Value			1,231
Debt Securities			1,617,398
XXIII | Banco de Galicia y Buenos Aires S.A.U.
Disclosure of Unsubordinated Negotiable Obligations Outstanding [Line Items]
Face Value	69,887
Debt Securities	66,298,515
XXIII | Banco de Galicia y Buenos Aires S.A.U. | Own debt securities repurchases
Disclosure of Unsubordinated Negotiable Obligations Outstanding [Line Items]
Face Value	8,250
Debt Securities	$ 8,886,342
XIV | Banco de Galicia y Buenos Aires S.A.U.
Disclosure of Unsubordinated Negotiable Obligations Outstanding [Line Items]
Face Value			44,640,963
Debt Securities			49,237,385
XIV | Tarjeta Naranja S.A.U. | Own debt securities repurchases
Disclosure of Unsubordinated Negotiable Obligations Outstanding [Line Items]
Face Value			1,700,000
Debt Securities			2,009,480
XV | Banco de Galicia y Buenos Aires S.A.U.
Disclosure of Unsubordinated Negotiable Obligations Outstanding [Line Items]
Face Value			42,106,850
Debt Securities			50,411,430
XV | Tarjeta Naranja S.A.U. | Own debt securities repurchases
Disclosure of Unsubordinated Negotiable Obligations Outstanding [Line Items]
Face Value			330,000
Debt Securities			424,380
LXI | Tarjeta Naranja S.A.U.
Disclosure of Unsubordinated Negotiable Obligations Outstanding [Line Items]
Face Value			35,000,000
Debt Securities			39,366,856
LXI | Tarjeta Naranja S.A.U. | Own debt securities repurchases
Disclosure of Unsubordinated Negotiable Obligations Outstanding [Line Items]
Face Value			854,376
Debt Securities			$ 1,049,130